LOANS, Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") Due to COVID-19 (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Loan Application	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Interest only period for Commercial loans		3 months
Suspended payments period for Retail loans		3 months
Total Loans		$ 2,733,678	$ 2,725,023
Percentage of total loans, COVID-19 Accomodations		0.80%
Allowance for loan losses		$ 35,429	26,148	$ 24,888	$ 22,587
Interest and fees on loans		123,159	133,883	116,865
Paycheck Protection Program [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Total Loans		$ 169,800
Number of outstanding loans | Loan		1,483
Allowance for loan losses		$ 0
Number of loan forgiveness applications processed and approved | Application		755
Amount of loan forgiveness applications processed and approved		$ 92,000
Interest and fees on loans		5,600
Remaining unaccreted net fees		3,200
Paycheck Protection Program Second Draw Loans [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Total Loans		0
Commercial [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Total Loans		$ 1,242,415	1,166,695
Percentage of total loans, COVID-19 Accomodations		0.00%
Allowance for loan losses		$ 7,401	7,922	7,090	5,595
Mortgage [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Total Loans		$ 1,015,926	1,098,911
Percentage of total loans, COVID-19 Accomodations		2.00%
Allowance for loan losses		$ 6,998	8,216	7,978	8,733
Installment [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Total Loans		$ 475,337	459,417
Percentage of total loans, COVID-19 Accomodations		0.30%
Allowance for loan losses		$ 1,112	$ 1,283	$ 895	$ 864
Mortgage Loans Serviced for Others [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Total Loans	[1]	$ 2,984,088
Percentage of total loans, COVID-19 Accomodations	[1]	1.40%
COVID-19 Accomodations [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Number of loans with Covid 19 Accommodations | Loan		184
Non-TDR loan modifications, portfolio loans outstanding		$ 21,405
COVID-19 Accomodations [Member] | Commercial [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Number of loans with Covid 19 Accommodations | Loan		2
Non-TDR loan modifications, portfolio loans outstanding		$ 163
COVID-19 Accomodations [Member] | Mortgage [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Number of loans with Covid 19 Accommodations | Loan		134
Non-TDR loan modifications, portfolio loans outstanding		$ 19,830
COVID-19 Accomodations [Member] | Installment [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Number of loans with Covid 19 Accommodations | Loan		48
Non-TDR loan modifications, portfolio loans outstanding		$ 1,412
COVID-19 Accomodations [Member] | Mortgage Loans Serviced for Others [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Number of loans with Covid 19 Accommodations | Loan	[1]	288
Non-TDR loan modifications, portfolio loans outstanding	[1]	$ 42,897
COVID-19 Subsequent Accommodation [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Number of loans with Covid 19 Accommodations | Loan	[2]	137
Non-TDR loan modifications, portfolio loans outstanding	[2]	$ 16,212
COVID-19 Subsequent Accommodation [Member] | Commercial [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Number of loans with Covid 19 Accommodations | Loan	[2]	2
Non-TDR loan modifications, portfolio loans outstanding	[2]	$ 163
COVID-19 Subsequent Accommodation [Member] | Mortgage [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Number of loans with Covid 19 Accommodations | Loan	[2]	100
Non-TDR loan modifications, portfolio loans outstanding	[2]	$ 15,004
COVID-19 Subsequent Accommodation [Member] | Installment [Member]
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Number of loans with Covid 19 Accommodations | Loan	[2]	35
Non-TDR loan modifications, portfolio loans outstanding	[2]	$ 1,045

[1]	We have delegated authority from all investors to grant these deferrals on their behalf.
[2]	Subsequent accommodations are extensions of the original accommodations that were given as summarized in the paragraph above.